SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements and related disclosures in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant accounting estimates include, but not limited to revenue recognition, allowance for expected credit loss, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and incremental borrowing rate for leases. The Company evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currencies Translation

The accompanying consolidated financial statements are presented in United States dollars (“US$” or “$”). The functional currency of the Company is the local currency of the country in which the subsidiaries operate, which is Hong Kong Dollar (“HKD”). Transactions in foreign currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the consolidated statements of income and comprehensive income.

The exchanges rates used for translation from HKD to US$ was HKD7.8000 to US$1, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, statement of income (loss) and comprehensive income (loss) items and cash flow items for 2023, 2024 and 2025.

	For the year ended September 30,
	2023	2024	2025
Year-end HKD/US$ exchange rate	7.8000	7.8000	7.8000
Year average HKD/US$ exchange rate	7.8000	7.8000	7.8000

Cash and Cash Equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains all bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HKD800,000 (equivalent to approximately per depositor per Scheme member, including both principal and interest.

The cash and cash equivalents by geographic location is presented as below:

	As of September 30,
	2024	2025
	US$	US$
BVI	-	409,060
Hong Kong	659,320	557,365

	659,320	996,425

Restricted Cash

Restricted cash represents mainly deposits held in a designated bank account as a pledge collateral for a bank loan.

Accounts Receivable, net

Accounts receivable represents an unconditional right to consideration arising from our performance under contracts with customers. The Company grant credit to customers, without collateral, under normal payment terms (typically within 90 days after invoicing). Generally, invoicing occurs within 30 days after the related works are performed. The carrying value of such receivable, net of allowance of expected credit loss, represents its estimated realizable value. The Company expects to collect the outstanding balance of current accounts receivable, net within the next 12 months. The Company use loss-rate methods to estimate allowance for credit loss.

For those past due balances over 1 year and other higher risk receivables identified by management are reviewed individually for collectability. In establishing an allowance for credit losses, the Company uses reasonable and supportable information, which is based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. Loss-rate approach is based on the historical loss rates and expectations of future conditions. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

Deferred listing costs

Deferred listing costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public Offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed.

Bank loans and overdraft

Bank loans and overdraft are initially recognized at fair value, net of transaction costs incurred. Bank loans and overdraft are subsequently measured at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in consolidated statements of income (loss) and comprehensive income (loss) over the period using the effective interest method. Bank loans and overdraft are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Fair Value of Financial Instruments

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

●	Level 1—defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2—defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

●	Level 3—defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts, accounts and other receivable, refundable deposits, due from related parties, accounts payables, accruals and other current liabilities, loan payable – related party, and bank loans and overdraft. The carrying amounts of these financial instruments approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year end as the interest rates used to discount the host contracts approximate market rates. The carrying amount of the bank loan and overdraft approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The Company carries financial instruments at amortized cost which appropriates fair value.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of September 30, 2025 and 2024.

Property, Plant and Equipment, net

Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets.

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Owned assets	Useful lives

Leasehold improvements	Over shorter of the lease term and the remaining useful life
Plant and machinery	40-60 months
Computer and equipment	40 months
Furniture and fixtures	40 months
Motor vehicles	40 months

The useful lives of the assets are reviewed, and adjusted if appropriate, at the end of each reporting period.

Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed any resulting gain or loss is recognized in consolidated statements of income (loss) and comprehensive income (loss). The cost of maintenance and repairs is charged to expenses as incurred.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized for the years ended September 30, 2023, 2024 and 2025.

Lease

The Company evaluates the contracts it entered into to determine whether such contracts contain leases at inception. A contract contains a lease if the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. At commencement, contracts containing a lease are further evaluated for classification as an operating or finance lease where the Company is a lessee.

Operating Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lease as an operation lease. Operating leases are included in the line items right-of-use (ROU) asset, lease liabilities, current, and lease liabilities, non-current in the consolidated balance sheet. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. For operating leases, the Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Company measures ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing lease expense when the lessor makes the underlying asset available to the Company. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For leases with lease term less than one year (short-term leases), the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term.

Finance leases

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. Lease cost for finance leases where the Company is the lessee includes the amortization of the ROU asset, which is amortized on a straight-line basis and recorded to “Depreciation of right-of-use assets -finance lease” and interest expense on the finance lease liability, which is calculated using the interest method and recorded to “Interest expense”. Finance lease ROU assets are amortized over the shorter of their estimated useful lives or the terms of the respective leases. If the Company is reasonably certain to exercise the option to purchase the underlying asset at the end of lease term, the finance lease ROU assets are amortized to the end of useful life of the assets on a straight-line basis.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Revenue Recognition

The Company’s revenues are primarily from transportation services, which includes providing for the arrangement of freight, both domestically and internationally, through modes of transportation such as air freight, ocean freight. The Company generates its transportation services revenue by purchasing transportation from airline and other forwarders and reselling those services to its customers.

In general, each shipment transaction or service order constitutes a separate contract with the customer. A performance obligation is created once a customer agreement with an agreed upon transaction price exists. The transaction price is typically fixed and not contingent upon the occurrence or non-occurrence of any other event. The transaction price is generally due within 90 days from the date of invoice. The Company’s transportation transactions provide for the arrangement of the movement of freight to a customer’s destination. These performance obligations are satisfied and recognized in revenue upon the transfer of control of the services over the requisite transit period as the customer’s goods move from origin to destination. The Company determines the period to recognize revenue in transit based upon the departure date and the delivery date, which may be estimated if delivery has not occurred as of the reporting date. Determination of the transit period and the percentage of completion of the shipment as of the reporting date requires management to make judgments that affect the timing of revenue recognition. The Company has determined that revenue recognition over the transit period provides a reasonable estimate of the transfer of services to its customers as it depicts the pattern of the Company’s performance under the contracts with its customers.

The Company also provides other services such as warehousing and distribution, X-ray, gate charge and palletization services for its customers under contracts generally ranging from a few months to one year and include renewal provisions.

Warehousing services contracts provide for storage of the customer’s product. The Company’s performance obligations are satisfied over time as the customers simultaneously receive and consume the services provided by the Company as it performs. The transaction price is based on the consideration specified in the contract with the customer and contains fixed consideration. The revenue is recognized in the amount for which the Company has the right to invoice the customer, as this amount corresponds directly with the value provided to the customer for the Company’s performance completed to date.

The Company provides distribution logistics, X-ray, gate charge and palletization services which sell on a standalone basis as a single performance obligation. The Company recognizes revenue from this performance obligation at a point in time, which is the completion of the services.

The Company applies the practical expedient in Topic 606 that permits the Company to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less. The Company also applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in cost of sales. The Company uses independent contractors and third-party carriers in the performance of its transportation services. The Company evaluates who controls the transportation services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its transportation services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the shipments process and assuming the risk of loss for delivery and collection. Such transportation services revenue is presented on a gross basis in the consolidated statement of income (loss) and comprehensive income (loss).

Cost of sales

Cost of sales consists primarily of cargo space charged by airlines, shipping liners or other freight forwarders and ancillary logistics services fee including costs of security, local handling and x-ray screening, lease expense of warehouse, labor cost and other warehouse services.

General and Administrative Expenses

General and administrative expenses include management and salaries and employee benefits of office staffs, depreciation for office facility and office equipment, travel and entertainment, legal and accounting, consulting fees, rental expenses, current expected credit loss and other office expenses.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company believes there were no uncertain tax positions at September 30, 2024 and 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Share-based compensation expense

Share-based payments made to non-employees, including fully vested and non-forfeiture shares, are recognized as compensation expenses when the shares are granted.

Comprehensive Income

Other comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. No accumulated other comprehensive income was recognized during the years ended September 30, 2023, 2024 and 2025.

Net income (loss) per share

Net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease and finance lease commitments, debt obligations, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, uses net income (loss) and operating income (loss) as measures of profit or loss on a consolidated basis when making decisions, allocating resources and assessing the performance. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly. The Company’s key financial metrics used by the CODM help make key operating decisions, include significant acquisitions and allocation of budget between cost of revenues, general and administrative expenses. Information regarding the Company’s net income (loss) and operating income (loss) is disclosed in the Consolidated Statements Income (Loss) and Comprehensive Income (Loss). Segment expenses and other items are reviewed by the CODM on the same basis as presented in the Statements Income (Loss) and Comprehensive Income (Loss). The CODM does not separately evaluate performance or allocate resources based on segment assets. As a result asset information by segment is not presented.

Certain Risks

In the event that there is border control in respect of shipments or shutdown of the airports/ports imposed by local government or governments of foreign countries, our operation will be materially disrupted. The above adverse impacts, especially if they materialize and persist for a substantial period, may significantly and adversely affect our business operation and financial performance. The directors of the Company will keep continuous attention on monitoring the latest announcement of the governments of different countries.

Foreign currency risk

The Company has minimal exposure to foreign currency risk as most of its transactions, assets and liabilities are principally denominated the functional currency of the entity to which they are related. The Company currently does not have a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. The Company will monitor its foreign currency exposure closely and will consider hedging significant foreign currency exposure should the need arise.

Interest Rate Risk

The Company is exposed to interest rate risk primarily relates to the variable-rate bank loans and overdraft and is mainly concentrated on the fluctuation of Hong Kong Prime Rate arising from the Company’s bank loan and overdraft. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk.

Credit Risk

The carrying amounts of bank balances, restricted cash, accounts receivables, due from related parties, deposits and other receivables included in the consolidated balance sheet represent the Company’s maximum exposure to credit risk in relation to the Company’s financial assets.

Refer to Note 3 - “CONCENTRATION OF REVENUES AND COST OF GOODS SOLD” for the concentrations of credit risk on accounts receivable.

It has policies in place to ensure that sales are made to customers with an appropriate credit history.

The credit risk on bank balances and restricted cash is limited because the counterparties are banks with high credit-rating assigned by international credit-rating agencies.

The Company considers whether there has been a significant increase in credit risk of financial assets on an ongoing basis throughout each reporting period by comparing the risk of a default occurring as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forward-looking information.

Government grant

Government grant received by the Company consists of unrestricted grant which are received on an unsolicited and unconditional basis to support the growth of the Company and do not relate to the Company’s operating activities. Unrestricted grant is classified as non-operating income and recorded in other income on the consolidated statements of income and comprehensive income upon receipt.

For the years ended September 30, 2023, 2024 and 2025, government grants in the amounts of US$ US$21,641, Nil and Nil were recognized as other income in the consolidated statements of income (loss) and comprehensive income (loss), respectively.

Employee benefits

The Company compensates its employees through short-term employee benefits and defined contribution plans. Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense. A liability is recognized for benefits accruing to employees (such as wages and salaries) after deducting any amount already paid.

Payments to defined contribution plans are recognised as an expense when employees have rendered service entitling them to the contributions. Employees of the Group located in Hong Kong participate in Mandatory Provident Fund Scheme as required by Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are required by both the Group and its employees at a rate of 5% on the employees’ relevant salary income, subject to a cap of monthly relevant income of HKD30,000 (equivalent to approximately US$3,846).

In June 2022, the Hong Kong government gazetted the Mandatory Provident Fund Schemes (Amendment) Ordinance 2021 (the “Amendment Ordinance”), which will eventually abolish the statutory right of an employer to reduce its long service payment payable to a Hong Kong employee by drawing on its mandatory contributions to the MPF scheme. The abolition will officially take effect on the Transition Date (i.e. May 1, 2025). Separately, the Hong Kong government is also expected to introduce a subsidy scheme to assist employers for a period of 25 years after the Transition Date on the LSP payable by employers up to a certain amount per employee per year.

Among other things, once the abolition of the offsetting mechanism takes effect, an employer can no longer use any of the accrued benefits derived from its mandatory MPF contributions (irrespective of the contributions made before, on or after the Transition Date) to reduce the long service payment in respect of an employee’s service from the Transition Date. However, where an employee’s employment commenced before the Transition Date, the employer can continue to use the above accrued benefits to reduce the long service payment in respect of the employee’s service up to that date; in addition, the long service payment in respect of the service before the Transition Date will be calculated based on the employee’s monthly salary immediately before the Transition Date and the years of service up to that date.

The Company has assessed that the Amendment Ordinance has no material impact on the Company’s LSP liability with respect to employees in Hong Kong.

Recently Issued Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jump start Our Business Start-ups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting: Improvements to Reportable Segment Disclosures,” which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Group’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted this ASU from October 1, 2024, which did not have a material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In November 2024, the FASB issued ASU 2024-03, “Reporting Comprehensive Income — Expense Disaggregation Disclosures”, which focuses on improving the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development). ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s balance sheets, statements of operations and comprehensive loss and statements of cash flows.